DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk and other price risk), credit risk and liquidity risk. The company selectively uses derivative financial instruments principally to manage these risks.
The aggregate notional amount of the company’s derivative positions as at December 31, 2022 and 2021 is as follows:

AS AT DEC. 31 (MILLIONS)	Note	2022	2021
Foreign exchange	(a)	$50,361	$63,083
Interest rates	(b)	60,600	55,899
Equity derivatives	(c)	1,942	4,448

Commodity instruments	(d)
Energy (GWh)		69,902	35,156
Natural gas (MMBtu – 000’s)		128,381	246,375
a)    Foreign Exchange
The company held the following foreign exchange contracts with notional amounts as at December 31, 2022 and 2021:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2022	2021	2022	2021
Foreign exchange contracts
Canadian dollars	$7,381	$11,689	0.76	0.81
British pounds	6,880	12,089	1.12	1.19
European Union euros	10,074	9,939	1.01	1.14
Australian dollars	4,088	4,791	0.69	0.72
Indian rupee	3,921	3,281	73.72	78.90
Korean won[1]	923	756	1,293	1,151
Chinese yuan[1]	4,166	2,484	6.07	6.02
Japanese yen[1]	378	793	116.26	111.27
Colombian pesos[1]	355	740	4,800	3,937
Brazilian reais	1,371	1,291	0.16	0.16
Swedish krona	—	1,475	—	9.08
Other currencies	2,765	2,799	Various	Various
Cross currency interest rate swaps
Canadian dollars	5,673	5,566	0.77	0.63
European Union euros	—	848	—	1.06
Australian dollars	634	1,317	0.93	0.98
Japanese yen[1]	275	750	130.68	113.33
British pounds	243	298	1.21	1.48
Brazilian reais[1]	749	—	—	—
Foreign exchange futures
Brazilian reais	—	175	—	0.18
Foreign exchange options
European Union euros	—	1,430	—	1.11
Indian rupee	485	572	78.73	74.56
1.Average rate is quoted using USD as base currency.
Included in net income are unrealized net losses on foreign currency derivative contracts amounting to $23 million (2021 – losses of $53 million) and included in the cumulative translation adjustment account in other comprehensive income are gains in respect of foreign currency contracts entered into for hedging purposes amounting to $2.8 billion (2021 – gains of $367 million).
b)    Interest Rates
As at December 31, 2022, the company held interest rate swap and forward starting swap contracts having an aggregate notional amount of $37.5 billion (2021 – $28.6 billion), interest rate swaptions with an aggregate notional amount of $244 million (2021 – $248 million) and interest rate cap contracts with an aggregate notional amount of $22.8 billion (2021 – $27.1 billion).
c)    Equity Derivatives
As at December 31, 2022, the company held equity derivatives with a notional amount of $1.9 billion (2021 – $4.4 billion) which includes $1.9 billion (2021 – $1.8 billion) notional amount that hedges long-term compensation arrangements. The balance represents common equity positions established in connection with the company’s investment activities as well as general equity market hedges. The fair value of these instruments was reflected in the company’s consolidated financial statements at year end.
d)    Commodity Instruments
The company has entered into energy derivative contracts primarily to hedge the sale of generated power. The company endeavors to link forward electricity sale derivatives to specific periods in which it expects to generate electricity for sale. All energy derivative contracts are recorded at an amount equal to fair value and are reflected in the company’s consolidated financial statements. The company has financial contracts outstanding on 128,381,000 MMBtu’s (2021 – 246,375,000 MMBtu’s) of natural gas as part of its electricity sale price risk mitigation strategy.
Other Information Regarding Derivative Financial Instruments
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2022 and 2021 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2022			2021
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$47,860	$2,081	$13	$43,776	$582	$24
Net investment hedges	35,198	2,998	—	43,997	407	(14)
	$83,058	$5,079	$13	$87,773	$989	$10
1.Notional amount does not include 18,133 GWh and 67,803 MMBtu – 000’s – of commodity derivatives as at December 31, 2022 (2021 – 17,753 GWh, 93,623 MMBtu – 000’s and 1,152 bbls – millions).
The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2022 and 2021, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2022	Unrealized Losses During 2022	Net Change During 2022	Net Change During 2021
Foreign exchange derivatives	$192	$(169)	$23	$(53)
Interest rate derivatives	575	(156)	419	183
Equity derivatives	69	(365)	(296)	757
Commodity derivatives	177	(469)	(292)	(183)
	$1,013	$(1,159)	$(146)	$704
The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2022 and 2021, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2022				2021
AS AT DEC. 31 (MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$4,440	$1,671	$965	$7,076	$10,933
Interest rate derivatives	10,126	8,578	1,272	19,976	19,661
Equity derivatives	866	1,002	73	1,941	4,353
Commodity instruments
Energy (GWh)	3,456	21,743	26,571	51,770	17,403
Natural gas (MMBtu – 000’s)	50,703	9,875	—	60,578	152,753
Elected for hedge accounting
Foreign exchange derivatives	$12,956	$29,530	$800	$43,286	$52,150
Interest rate derivatives	5,916	31,597	3,111	40,624	36,238
Equity derivatives	—	—	—	—	95
Commodity instruments
Energy (GWh)	6,574	8,868	2,691	18,133	17,754
Natural gas (MMBtu – 000’s)	52,168	15,635	—	67,803	93,623